CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 40,921,818	$ 58,875,399
Restricted cash	603,088	573,784
Short-term investments	56,584,958	33,809,913
Accounts receivable, net	17,048,783	15,491,479
Tax refund receivable	1,177,761	2,767,084
Inventories	1,881,749	2,304,716
Due from related parties	2,375,450	2,398,114
Deferred tax assets	486,176	1,254,529
Deposits and other current assets	5,702,726	6,584,246
Total current assets	126,782,509	124,059,264
Property and equipment, net	11,195,432	11,796,390
Non-current assets held for sale	814,878	819,578
Intangible assets, net	9,525,908	11,546,227
Goodwill	40,483,355	40,483,355
Deferred tax assets	369,706	72,480
Other long-term assets	1,024,442	2,499,426
Total assets	190,196,230	191,276,720
Current liabilities:
Account payable, accrued liabilities and other payables	14,980,545	22,971,156
Due to related parties	16,198	1,074,250
Short-term loans	4,781,181	3,153,697
Taxes payable	4,088,188	3,696,039
Deferred revenue	387,149	402,139
Deferred tax liabilities	126,034	1,078,403
Total current liabilities	24,379,295	32,375,684
Deferred tax liabilities	2,761,348	1,743,466
Long-term loan	511,878	1,037,894
Other long-term liabilities	67,688	2,412,068
Total liabilities	27,720,209	37,569,112
Shareholders' equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 421,130,130 shares issued and outstanding as of December 31, 2010 and 421,130,130 shares issued and 410,422,650 outstanding as of December 31, 2011)	42,144	42,113
Additional paid-in capital	137,745,875	137,581,956
Treasury stock	(1,425,204)
Statutory reserves	2,466,165	2,466,165
Accumulated other comprehensive income:
Unrealized gain on investment in marketable securities	4,453,157	2,376,723
Cumulative translation adjustments	10,973,973	9,306,938
Accumulated losses	(14,425,929)	(19,689,371)
Total shareholders' equity	139,830,181	132,084,524
Non-controlling interest	22,645,840	21,623,084
Total shareholders' equity	162,476,021	153,707,608
Total liabilities and shareholders' equity	$ 190,196,230	$ 191,276,720